Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022	Oct. 31, 2021
Total Revenue	$ 307,843	$ 1,052,468	$ 651,874	$ 2,208,824	$ 3,293,293	$ 1,310,946
Less Cost of Goods Sold	(62,634)	(138,015)	(129,145)	(295,862)	(586,884)	(351,307)
Gross Profit	245,209	914,453	522,729	1,912,962	2,706,409	959,639
Operating Costs and Expenses:
Selling, General and Administrative	1,537,181	1,442,060	2,958,351	2,724,998	7,602,945	4,957,908
Research and Development	66,447	65,471	73,280	68,041	155,630	118,479
Impairment expense					914,091
Loss From Operations	(1,358,419)	(593,078)	(2,508,902)	(880,077)	(5,966,257)	(4,116,748)
Other Expense:
Interest Expense	(56,937)	(46,970)	(96,630)	(121,703)	(198,450)	(404,915)
Unrealized Gain on Derivative/Warrant Liability	656		707
Loss on Conversion of Senior Secured Note Payable		(695,342)		(695,342)	(695,342)
Net Loss	(1,414,700)	(1,335,390)	(2,604,825)	(1,697,122)	(6,860,049)	(4,521,663)
Deemed Dividend on Series A Convertible Preferred Stock		(744,665)		(793,175)	(793,175)	(110,938)
Cumulative Series A Convertible Preferred Stock Dividend Requirement		(68,033)		(111,333)	(111,333)	(124,980)
Net Loss Available to Common Stockholders	$ (1,414,700)	$ (2,148,088)	$ (2,604,825)	$ (2,601,630)	$ (7,764,557)	$ (4,757,581)
Net Loss per Common Share, Basic and Diluted	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)	$ (0.07)	$ (0.09)
Shares Used in Computing Net Loss per Common Share, Basic and Diluted	115,160,180	104,151,818	115,160,180	100,166,118	107,724,768	54,203,375
Product [Member]
Total Revenue	$ 307,843	$ 1,039,718	$ 608,874	$ 1,678,324	$ 2,662,793	$ 896,324
Product Sales Related Parties [Member]
Total Revenue		$ 12,750	18,000	30,500	30,500	362,800
Consulting Revenue [Member]
Total Revenue			$ 25,000	$ 500,000	$ 600,000	$ 51,822